Mineral Properties (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		$ 64,587	$ 55,620
Mineral Properties, Expenditures Incurred		17,639	8,967
Mineral Properties, Ending Balance		82,226	64,587
Bellekeno [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		6,885	6,809
Mineral Properties, Expenditures Incurred		238	76
Mineral Properties, Ending Balance		7,123	6,885
Lucky Queen [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		693	563
Mineral Properties, Expenditures Incurred		131	130
Mineral Properties, Ending Balance		824	693
Onek [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		1,034	1,018
Mineral Properties, Expenditures Incurred		31	16
Mineral Properties, Ending Balance		1,065	1,034
McQuesten [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance	[1]	1,997	1,924
Mineral Properties, Expenditures Incurred	[1]	0	73
Mineral Properties, Ending Balance	[1]	1,997	1,997
Silver King [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		4,464	4,464
Mineral Properties, Expenditures Incurred		0	0
Mineral Properties, Ending Balance		4,464	4,464
Flame And Moth [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		22,455	21,966
Mineral Properties, Expenditures Incurred		5,856	489
Mineral Properties, Ending Balance		28,311	22,455
Bermingham [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		23,376	15,193
Mineral Properties, Expenditures Incurred		8,708	8,183
Mineral Properties, Ending Balance		32,084	23,376
Elsa Tailings [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		884	884
Mineral Properties, Expenditures Incurred		0	0
Mineral Properties, Ending Balance		884	884
Other Keno Hill Properties [Member] | Mining property [member]
Disclosure of mineral properties [Line Items]
Mineral Properties, Beginning Balance		2,799	2,799
Mineral Properties, Expenditures Incurred		2,675	0
Mineral Properties, Ending Balance		$ 5,474	$ 2,799

[1]	Effective May 24, 2017, the Corporation entered into an Option Agreement with Banyan Gold Corp. (“Banyan”) to option up to 100% the McQuesten property. In three stages, Banyan may earn up to 100% of the McQuesten property, by incurring a minimum $2,600,000 in exploration expenditures ($717,000 incurred to December 31, 2018), issue 1,600,000 shares (800,000 shares received to December 31, 2018), pay a total of $2,600,000 in cash or shares and grant Alexco a 6% net smelter return (“NSR”) royalty with buybacks totalling $7,000,000 to reduce to a 1% NSR royalty on gold and 3% NSR royalty on silver.